INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES

For the years ended March 31, 2025, 2024 and 2023, the Group’s income tax expenses are as follows:

	Thousands of Yen
	For the Fiscal Years Ended March 31,
	2025	2024	2023
Current	¥302,713	¥120,305	¥133,412
Deferred	91,910	76,049	117,730
Total	¥394,623	¥196,354	¥251,142

SCHEDULE OF RECONCILIATION OF THE EFFECTIVE INCOME TAX RATES

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income and comprehensive income to the Japanese statutory tax rate for the years ended March 31, 2025, 2024 and 2023 is as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Japanese statutory tax rate	34.59%	34.59%	34.59%
Entertainment expenses not deductible	0.53	1.77	2.40
Effect of change in income tax rate for deferred tax assets	(0.92)	0.35	-
Change in valuation allowance	(0.64)	(0.76)	3.21
Other adjustments	0.81	1.81	1.30
Effective tax rate	34.37%	37.76%	41.50%

SCHEDULE OF TEMPORARY DIFFERENCE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities at March 31, 2025 and 2024 are presented below:

	Thousands of Yen
	March 31,2025	March 31,2024
Deferred income tax assets
Operating lease liabilities	¥1,581,389	¥1,430,135
Net operating losses carried forward	202,547	217,594
Inventories	88,739	196,428
Deferred listing expenses	84,835	-
Other current liabilities	33,763	26,283
Loss on valuation of shares of subsidiaries	32,390	-
Enterprise taxes payables	30,858	-
Other non-current liabilities	30,491	22,409
Allowance for credit losses	27,407	-
Property, plant and equipment	16,277	10,453
Finance lease liabilities	9,730	6,145
Others	65,083	73,718
Subtotal	2,203,509	1,983,165
Less: valuation allowance	(137,041)	(144,361)
Total deferred income tax assets	¥2,066,468	¥1,838,804

Deferred income tax liabilities
Operating lease right-of-use assets	¥(1,523,570)	¥(1,393,680)
Capitalized interest	(51,574)	(62,406)
Others	(32,557)	(18,193)
Total deferred income tax liabilities	¥(1,607,701)	¥(1,474,279)

Deferred income tax assets, net	¥458,767	¥364,525

SCHEDULE OF FUTURE TAXABLE INCOME IN TAX JURISDICTION RAGE FROM FOUR TO TEN YEARS

As of March 31, 2025, the Group had net operating losses which can be carried forward for income tax purposes of ¥561,277 thousand to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from four to ten years as follows:

Thousands of Yen
After four years through five years	¥80,779
After five years through six years	180,655
After six years through seven years	123,398
After seven years through eight years	84,451
After eight years through nine years	15,616
After nine years through ten years	76,378
Total	¥561,277